CONTRACTUAL COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Operating and Finance Leases

	US Dollars
Figures in millions	2022	2021	2020

Capital commitments
Acquisition of tangible assets
Contracted for	178	146	120
Not contracted for	259	547	367
Authorised by the directors	437	693	487
Allocated to:
Project capital
- within one year	155	337	216
- thereafter	39	64	71
	194	401	287
Stay-in-business capital
- within one year	243	292	200
	243	292	200

Share of underlying capital commitments of joint ventures included above	—	4	12

Purchase obligations
Contracted for
- within one year	436	423	391
- thereafter	575	624	882
	1,011	1,047	1,273